Incorporation and General Information (Tables)	12 Months Ended
Dec. 31, 2023
Incorporation and General Information
Schedule of interest held by OET

As at December 31, 2023 the Group comprises the following companies:

Company name	Date of Acquisition of Interest by OET	Incorporated	Interest held by OET
Therassia Marine Corp.	28-Jun-18	Liberia	100%
Milos Marine Corp.	28-Jun-18	Liberia	100%
Ios Maritime Corp.	28-Jun-18	Liberia	100%
Omega One Marine Corp.	28-Jun-18	Marshall Islands	100%
Omega Two Marine Corp.	28-Jun-18	Marshall Islands	100%
Omega Three Marine Corp.	28-Jun-18	Marshall Islands	100%
Omega Four Marine Corp.	28-Jun-18	Marshall Islands	100%
Omega Five Marine Corp.	28-Jun-18	Marshall Islands	100%
Omega Six Marine Corp.	9-Oct-19	Marshall Islands	100%
Omega Seven Marine Corp.	28-Jun-18	Marshall Islands	100%
Omega Nine Marine Corp.	28-Jun-18	Marshall Islands	100%
Omega Ten Marine Corp.	9-Oct-19	Marshall Islands	100%
Omega Eleven Marine Corp.	28-Jun-18	Marshall Islands	100%
Nellmare Marine Ltd	28-Jun-18	Marshall Islands	100%
Anassa Navigation S.A.	28-Jun-18	Marshall Islands	100%
Arethusa Shipping Ltd.	28-Jun-18	Marshall Islands	100%
Moonsprite Shipping Corp.	28-Jun-18	Marshall Islands	100%
Theta Navigation Ltd	15-Jun-21	Marshall Islands	100%
Ark Marine S.A.	15-Jun-21	Marshall Islands	100%
OET Chartering Inc.	28-Jun-18	Marshall Islands	100%
Okeanis Eco Tankers Corp.	—	Marshall Islands	—